Condensed Parent Company Financial Information - Summary of Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest on securities	$ 6,295	$ 5,863	$ 5,813	$ 5,661	$ 5,559	$ 5,463	$ 5,568	$ 5,407	$ 5,401	$ 5,435	$ 5,484	$ 5,336	$ 23,632	$ 21,997	$ 21,656
Securities gains													1	56	133
NET INCOME	$ 1,953	$ 1,694	$ 1,611	$ 1,480	$ 1,607	$ 1,556	$ 1,517	$ 1,342	$ 1,439	$ 1,507	$ 1,522	$ 1,416	6,738	6,022	5,884
COMPREHENSIVE INCOME													6,281	5,887	7,058
Parent Company [Member]
Interest on securities													2	2	2
Dividends from subsidiary													2,450	2,400	2,400
Securities gains														35
Total income													2,452	2,437	2,402
Operating expenses													384	465	312
Income before taxes and undistributed equity income of subsidiary													2,068	1,972	2,090
Income tax benefit													(131)	(146)	(141)
Equity earnings in subsidiary, net of dividends													4,539	3,904	3,653
NET INCOME													6,738	6,022	5,884
COMPREHENSIVE INCOME													$ 6,281	$ 5,887	$ 7,058